Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of current assets - trade and other receivables

	Consolidated
	December 2023	June 2023
	$	$
Trade receivables	—	610
GBM Agile deposit	3,637,427	3,752,640
Deposit paid	39,851	40,870
GST refundable	65,393	105,034

	3,742,671	3,899,154